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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 3
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                New York, NY       August 27, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 108
                                        --------------------

Form 13F Information Table Value Total: 2,659,136
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    (1)       028-14349                    Brookfield Asset Management Inc.
    ------        -----------------        ---------------------------------
    (2)       028-13827                    AMP Capital Brookfield (US) LLC
    ------        -----------------        ---------------------------------

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Brookfield Investment Management
FORM 13F
                                   30-Jun-11

                                                                                                      Voting Authority
                                                          Value     Shares/ Sh/ Put/ Invstmt Other    ----------------
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt Prn Call Dscretn Managers Sole    Shared   None
------------------------------ ---------------- --------- --------- ------- --- ---- ------- -------- ------- -------- -------
Alerian MLP ETF                ALERIAN MLP      00162Q866      1402   87400 SH       Defined (1)        87400
Altria Group INC.              COM              02209S103       532   20125 SH       Defined (1)        20125
Apartment Investment & Managem CL A             03748R101      3424  134100 SH       Defined (1)(2)                     134100
AT&T                           COM              00206R102       830   26440 SH       Defined (1)        26440
AvalonBay Communities Inc      COM              053484101     82475  642332 SH       Defined (1)       521832           120500
Avatar Holdings Inc            COM              053494100      7339  482505 SH       Defined (1)(2)    247400           235105
B&G Foods Inc.                 COM              05508R106       412   20000 SH       Defined (1)        20000
Beazer Homes USA Inc           COM              07556Q105      6618 1952127 SH       Defined (1)(2)   1095500           856627
Boston Properties Inc          COM              101121101    150709 1419639 SH       Defined (1)(2)   1102639           317000
Brandywine Realty Trust        SH BEN INT       105368203     84398 7281946 SH       Defined (1)(2)   5883852          1398094
Breitburn Energy Partners LP   COM UT LTD PTN   106776107       118    6075 SH       Defined (1)         6075
Brookdale Senior Living Inc    COM              112463104    104165 4295465 SH       Defined (1)(2)   3360980           934485
Brookfield Properties Corp     COM              112900105       715   37100 SH       Defined (1)        37100
Brookfield Residential Propert COM              11283W104      7743  780518 SH       Defined (1)       780518
Camden Property Trust          SH BEN ITN       133131102     91399 1436638 SH       Defined (1)(2)   1210538           226100
CBL & Associates Properties In COM              124830100     79560 4388330 SH       Defined (1)(2)   3418830           969500
Cemig SA                       SP ADR N-V PFD   204409601       968   46900 SH       Defined (1)        46900
CenterPoint Energy Inc         COM              15189T107     11776  608580 SH       Defined (1)       608580
CenturyLink Inc.               COM              156700106       384    9500 SH       Defined (1)         9500
Chesapeake Midstream Partners  UNIT             16524K108       201    7000 SH       Defined (1)         7000
China Real Estate Information  ADR              16948Q103      3896  545600 SH       Defined (1)(2)    277700           267900
CitiGroup Inc                  COM NEW          172967424       152    3653 SH       Defined (1)         3653
CommonWealth REIT              COM SH BEN INT   203233101      3607  139600 SH       Defined (1)(2)                     139600
Commonwealth REIT              6.50% PFD CUM CO 203233408     19491  875200 SH       Defined (1)(2)    875200
Consolidated Edison Inc        COM              209115104       532   10000 SH       Defined (1)        10000
Coresite Realty Corp           COM              21870Q105     16830 1026220 SH       Defined (1)(2)    331320           694900
Corporate Office Properties Tr SH BEN INT       22002T108     76611 2462587 SH       Defined (1)(2)   1921887           540700
Crown Castle International Cor COM              228227104      8433  206750 SH       Defined (1)       206750
Digital Realty Trust Inc       COM              253868103    104486 1691266 SH       Defined (1)(2)   1430566           260700
Douglas Emmett Inc             COM              25960P109     65897 3313077 SH       Defined (1)(2)   2469177           843900
DR HORTON                      COM              23331A109       278   24100 SH       Defined (1)        24100
Eastern Insurance Holdings     COM              276534104      1638  123900 SH       Defined (1)       123900
EastGroup Properties Inc       COM              277276101     16439  386700 SH       Defined (1)(2)     69900           316800
El Paso Pipeline Partners LP   COM UNIT LPI     283702108      1497   43080 SH       Defined (1)        43080
Emeritus Corp                  COM              291005106     14625  688237 SH       Defined (1)       258800           429437
Empresas ICA SAB de CV         SPONS ADR NEW    292448206       319   34600 SH       Defined (1)        34600
Enbridge Inc                   COM              29250N105     14868  457092 SH       Defined (1)       457092

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
Energy Transfer Equity LP      COM UT LTD PTN   29273V100       638   14200 SH       Defined (1)        14200
Enterprise Products Partners L COM              293792107      1000   23150 SH       Defined (1)        23150
Entertainment PPTYS TR         PFD C CNV 5.75%  29380T402      9759  489400 SH       Defined (1)       489400
Equity Lifestyle Properties In COM              29472R108     75895 1215489 SH       Defined (1)(2)    900189           315300
Equity One Inc                 COM              294752100     44642 2394968 SH       Defined (1)(2)   2016677           378291
Essex Property Trust Inc       COM              297178105     80822  597400 SH       Defined (1)(2)    447500           149900
Ev Energy Partner LP           COM UNITS        26926V107       283    5300 SH       Defined (1)         5300
Excel Trust Inc                COM              30068C109      6128  555600 SH       Defined (1)(2)    240700           314900
Forest City Enterprises Inc    CL A             345550107     57816 3096753 SH       Defined (1)(2)   2860153           236600
Frontier Communications Corp   CL A             35906A108       775   96075 SH       Defined (1)        96075
General Growth Properties Inc  COM              370023103    142773 8554408 SH       Defined (1)(2)   7347830          1206578
General Motors Co.             COM              37045V100      1266   41723 SH       Defined (1)        41723
Grupo Aeroportuario del Surest SPON ADR SER B   40051E202      2923   49600 SH       Defined (1)        49600
HCP INC                        COM              40414L109       486   13250 SH       Defined (1)        13250
Health Care REIT Inc           COM              42217K106     94207 1796814 SH       Defined (1)(2)   1560914           235900
Highwoods Properties Inc       COM              431284108     65636 1981172 SH       Defined (1)(2)   1651472           329700
Hovnanian Enterprises Inc      CL A             442487203      2501 1037900 SH       Defined (1)(2)    524300           513600
ISHARES TR                     MSCI EMRG MKT    464287234       873   18359 SH       Defined (1)        18359
ISHARES TR                     S&P SMLCP GROW   464287887      1544   19199 SH       Defined (1)        19199
ISHARES TR                     S&P SMLCP VALU   464287879      1423   19167 SH       Defined (1)        19167
ISHARES TR                     MSCI GRW IDX     464288885       140    2230 SH       Defined (1)         2230
ISHARES TR                     MSCI EAFE        464287465      1310   21784 SH       Defined (1)        21784
ISHARES TR                     MSCI VAL IDX     464288877       127    2428 SH       Defined (1)         2428
ISHARES TR                     RUSSELL 1000     464287622      1373   18582 SH       Defined (1)        18582
ISHARES TR                     S&P 500 INDEX    464287200      2067   15607 SH       Defined (1)        15607
ISHARES TR                     S&P 500 GRW      464287309       837   12059 SH       Defined (1)        12059
ISHARES TR                     S&P 500 VALUE    464287408       564    9103 SH       Defined (1)         9103
ISHARES TR                     S&P MIDCAP 400   464287507      2680   27433 SH       Defined (1)        27433
ITC Holdings Corp              COM              465685105      5591   77900 SH       Defined (1)        77900
KB Home                        COM              48666K109      9756  997500 SH       Defined (1)(2)    480500           517000
Kinder Morgan Management LLC   SHS              49455U100      2586   39430 SH       Defined (1)        39430
Lennar Corp                    CL A             526057104     44637 2459362 SH       Defined (1)(2)   2269062           190300
Lexington Rlty Trst Pref 6.50% PFD CONV SER C   529043309       460   10200 SH       Defined (1)        10200
Liberty Property Trust         SH BEN INT       531172104     31560  968700 SH       Defined (1)       968700
MDC Holdings Inc               COM              552676108       217    8800 SH       Defined (1)         8800
Merck & Co INC                 COM              58933Y105       551   15625 SH       Defined (1)        15625
National Grid PLC              SPON ADR NEW     636274300      1160   23465 SH       Defined (1)        23465
Niska Gas Storage Partners     UNIT LTD LIABI   654678101       215   12500 SH       Defined (1)        12500
NiSource Inc                   COM              65473P105      1255   62000 SH       Defined (1)        62000
Northeast Utilities            COM              664397106       440   12500 SH       Defined (1)        12500
NorthWestern Corp              COM NEW          668074305      2606   78700 SH       Defined (1)        78700
Omega Healthcare Investors Inc COM              681936100     66082 3145253 SH       Defined (1)(2)   2514162           631091
Parkway Properties Inc/Md      COM              70159Q104      6885  403562 SH       Defined (1)(2)    208000           195562
Pennsylvania Real Estate Inves SH BEN INT       709102107     32171 2049094 SH       Defined (1)(2)    825759          1223335
Philip Morris INTL INC         COM              718172109       540    8090 SH       Defined (1)         8090
Progress Energy Inc            COM              743263105       539   11225 SH       Defined (1)        11225
ProLogis                       COM              74340W103    138423 3862255 SH       Defined (1)(2)   3093555           768700

PS Business Parks Inc          COM              69360J107      5973  108400 SH       Defined (1)(2)     40200            68200
Public Storage                 COM              74460D109    230496 2021720 SH       Defined (1)(2)   1695620           326100
Ramco0Gershenson Series D 7.25 PERP PFD-D CV    751452608      2147   43000 SH       Defined (1)        43000
RYLAND GROUP INC               COM              783764103       222   13400 SH       Defined (1)        13400
SBA Communications Corp        COM              78388J106      5889  154200 SH       Defined (1)       154200
Sempra Energy                  COM              816851109      9809  185500 SH       Defined (1)       185500
Sunstone Hotel INVS INC        CV 8% CUM PFD-D  867892507      2492  104000 SH       Defined (1)       104000
Simon Property Group Inc       COM              828806109    258860 2227138 SH       Defined (1)(2)   1809022           418116
SL Green Realty Corp           COM              78440X101       946   11415 SH       Defined (1)        11415
SPDR S&P MIDCAP 400 ETF TRUST  UTSER1 S&PCRP    78467Y107      2775   15640 SH       Defined (1)        15640
SPDR TRUST SERIES I            TR UNIT          78462F103      2277   17252 SH       Defined (1)        17252
Spectra Energy Corp            COM              847560109     13015  474830 SH       Defined (1)       474830
Starwood Hotels & Resorts Worl COM              85590A401     16218  289400 SH       Defined (1)(2)    229900            59500
Supermedia INC                 COM              868447103         9    2350 SH       Defined (1)         2350
Targa Resources Corp           COM              87612G101      2955   88300 SH       Defined (1)        88300
Tesoro Logistics LP            COM UNIT LP      88160T107       609   25000 SH       Defined (1)        25000
Toll Brothers Inc              COM              889478103     74437 3589056 SH       Defined (1)(2)   2862956           726100
TransCanada Corp               COM              89353D107     18453  420088 SH       Defined (1)       420088
Union Pacific Corp             COM              907818108       282    2700 SH       Defined (1)         2700
Ventas Inc                     COM              92276F100       502    9530 SH       Defined (1)         9530
Verizon Communications INC     COM              92343V104       804   21600 SH       Defined (1)        21600
Vornado Realty Trust           SH BEN INT       929042109      2453   26324 SH       Defined (1)        26324
Weingarten Realty Investors    SH BEN INT       948741103     75961 3019111 SH       Defined (1)(2)   2607874           411237
Windstream Corp.               COM              97381W104       622   48000 SH       Defined (1)        48000

                          108                             2,659,136